SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Stock Issued for Private Placement

On January 13, 2021, the Company issued a total of 7,000,000 shares of common stock to one individual subscriber for purchase price of $105,000 at $0.015 per share, according to the conditions of the subscription agreement signed by both parties.

New Consulting Agreement

On February 1, 2021, the Company entered into a consulting agreement with Mr. George Adamson, a well-known lithium battery expert in the United States, and Mr. Steve Bellamy, a senior financial advisor (collectively, the “Consultants”) for the purpose of improving the core competitiveness and brand image of the Company. The Consultants have been engaged to assist the Company to establish a corporate head office in Las Vegas, Nevada, which would function in manufacturing, assembly and R&D. The Consultants will each earn 96,000 restricted stock of the Company with 48,000 on August 1, 2021 and 48,000 on February 1, 2022.

Establishment of A New Subsidiary

On February 7, 2021, the Board of Directors of the Company approved and ratified the incorporation of Shijirun (Yixing) Technology, Ltd. (“Shijirun”), a limited liability company formed under the laws of the Peoples Republic of China (PRC) on February 7, 2021. Well Best, a wholly owned subsidiary of the Company, is the sole shareholder of Shijirun. As a result, Shijirun is an indirect, wholly-owned subsidiary of the Company. Shijirun will head up the Company’s advance into the new energy industry focusing on developing and producing high-end intelligent new energy equipment from Yixing City, Jiangsu Province, China.

NOTE 16- - SUBSEQUENT EVENTS

Stock Issued for Conversion of Convertible Debt

(1)	On July 9, 2020, the Company issued a total of 42,079 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $20,000 according to the conditions of the convertible note dated as July 25, 2019.

On August 19, 2020, the Company issued a total of 222,891 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $19,000 together with $4,916.22 of accrued and unpaid interest, totaling $23,916.22 according to the conditions of the convertible note dated as July 25, 2019.

The remaining principal balance due under this convertible note after these two conversions is zero.

(2)	On July 13, 2020, the Company issued a total of 68,500 shares of common stock to Labrys Fund, LP for the conversion of debt in the principal amount of $37,503.75 according to the conditions of the convertible note dated as January 10, 2020.

On August 20, 2020, the Company issued a total of 600,000 shares of common stock to Labrys Fund, LP for the conversion of debt in the principal amount of $54,180 according to the conditions of the convertible note dated as January 10, 2020.

The remaining principal balance due under this convertible note after these two conversions is $55,166.

(3)	On September 1, 2020, the Company issued a total of 75,000 shares of common stock to Firstfire Global Opportunities Fund LLC for the conversion of debt in the principal amount of $10,200 according to the conditions of the convertible note dated as September 11, 2019.

On September 14, 2020, the Company issued a total of 350,000 shares of common stock to Firstfire Global Opportunities Fund LLC for the conversion of debt in the principal amount of $13,550 according to the conditions of the convertible note dated as September 11, 2019.

The remaining principal balance due under this convertible note after these two conversions is $141,250.

(4)	On September 24, 2020, the Company issued a total of 568,182 shares of common stock to Morningview Financial, LLC for the conversion of debt in the principal amount of $15,000 according to the conditions of the convertible note dated as November 20, 2019. The remaining principal balance due under this convertible note after this conversion is $150,000.

Note Settlement Agreement

On September 16, 2020, the Company entered into a Note Settlement Agreement with Power Up Lending Group Ltd., the holder of the Company’s convertible debt. The Note Settlement Agreement terminated their convertible note dated November 4, 2019 after the Company paid an aggregate of $75,000 on September 16, 2020.

In addition, to comply with the Amendment agreement signed with BHP Capital NY, Inc on April 14, 2020 regarding its note payable, the Company paid an aggregate of $69,561 (including principal of $68,699 and interest of $862) during July to September 2020. The Company will make the last payment of $23,186.79 in October 2020 to fulfill its obligation in full (See Note 13).